CONSOLIDATED STATEMENT OF EQUITY (USD $) In Thousands	Total	Redeemable Noncontrolling Interests	Common Stock	Capital in excess of par value	Accumulated other comprehensive income/(loss)	Retained earnings (deficit)	Nonredeemable noncontrolling interests
Beginning balance at Dec. 31, 2010	$ 1,031,759		$ 9,874	$ 828,593	$ 135	$ 193,157
Beginning balance (in shares) at Dec. 31, 2010			39,495
Acquired noncontrolling interests	23,990	23,869					23,990
Net income (loss)	(54,143)	424				(53,481)	(662)
Net unrealized investment losses, net of income taxes	(311)				(311)
Other	(1,293)				(1,293)
Comprehensive income (loss)	(55,747)	424
Grant of non-vested restricted stock (in shares)			374
Grant of non-vested restricted stock			93	(93)
Issuance of common stock in connection with employee benefit plans (in shares)			415
Issuance of common stock in connection with employee benefit plans	3,019		104	3,030		(115)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(156)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(3,411)		(39)	(2,983)		(389)
Stock-based compensation amortization	12,819			12,819
Income tax benefit in connection with the issuance of common stock under employee benefit plans	389			389
Shares issued in connection with the RehabCare Merger (in shares)			11,988
Shares issued in connection with the RehabCare Merger	300,426		2,997	297,429
Purchase of noncontrolling interests	(7,292)			(995)			(6,297)
Reclassification of noncontrolling interests	14,589	(14,589)					14,589
Ending balance at Dec. 31, 2011	1,320,541	9,704	13,029	1,138,189	(1,469)	139,172	31,620
Ending balance (in shares) at Dec. 31, 2011			52,116
Net income (loss)	(39,464)	140				(40,367)	903
Net unrealized investment losses, net of income taxes	837				837
Other	(1,250)				(1,250)
Comprehensive income (loss)	(39,877)	140
Grant of non-vested restricted stock (in shares)			1,079
Grant of non-vested restricted stock			270	(270)
Issuance of common stock in connection with employee benefit plans (in shares)			248
Issuance of common stock in connection with employee benefit plans	147		62	85
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(163)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(1,910)		(41)	(1,863)		(6)
Stock-based compensation amortization	10,852			10,852
Income tax benefit in connection with the issuance of common stock under employee benefit plans	(2,405)			(2,405)
Contributions made by noncontrolling interests	200						200
Distributions to noncontrolling interests	(3,258)	(571)					(3,258)
Purchase of noncontrolling interests	1,312	(2,031)		1,334			(22)
Reclassification of noncontrolling interests	7,242	(7,242)					7,242
Ending balance at Dec. 31, 2012	1,292,844		13,320	1,145,922	(1,882)	98,799	36,685
Ending balance (in shares) at Dec. 31, 2012			53,280
Net income (loss)	(164,835)					(168,492)	3,657
Net unrealized investment losses, net of income taxes	(234)				(234)
Other	1,864				1,864
Comprehensive income (loss)	(163,205)
Grant of non-vested restricted stock (in shares)			756
Grant of non-vested restricted stock			189	(189)
Issuance of common stock in connection with employee benefit plans (in shares)			411
Issuance of common stock in connection with employee benefit plans	461		103	496		(138)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock (in shares)			(282)
Shares tendered by employees for statutory tax withholdings upon issuance of common stock	(3,353)		(71)	(2,787)		(495)
Stock-based compensation amortization	11,183			11,183
Income tax benefit in connection with the issuance of common stock under employee benefit plans	(1,930)			(1,930)
Contributions made by noncontrolling interests	268						268
Distributions to noncontrolling interests	(2,051)						(2,051)
Dividends paid	(13,001)			(6,502)		(6,499)
Ending balance at Dec. 31, 2013	$ 1,121,216		$ 13,541	$ 1,146,193	$ (252)	$ (76,825)	$ 38,559
Ending balance (in shares) at Dec. 31, 2013			54,165